Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Value Fund
Class Name	Class A
Trading Symbol	LGVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$104	1.01%
[1]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of ClearBridge Value Fund returned 6.59%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Micron Technology, in the IT sector, designs, develops, manufactures, and sells memory and storage products worldwide. The stock rose due to continued accelerating artificial intelligence (AI)-driven memory demand, industry reports showing constrained DRAM and NAND supply and investor optimism.

↑
Talen Energy, in the utilities sector, is an independent power producer primarily serving the Pennsylvania-New Jersey-Maryland region. The company’s share price rose following the announcement of a power purchase agreement with Amazon, largely seen as supportive of Talen’s nuclear strategy, and announced plans to acquire two gas power plants that are expected to further bolster the company’s market position and free cash flow.

↑
Elanco Animal Health, in the health care sector, is an animal health company, which manufactures parasiticides and vaccines products for pets and farm animals worldwide. The company’s stock rose thanks to accelerating organic growth driven by strong innovation (notably blockbuster launches like Credelio Quattro and Zenrelia) and improved financial discipline including debt reduction and an upgraded full-year outlook.

Top detractors from performance:
↓
Venture Global, in the energy sector, engages in the development, construction, and production of natural gas liquefaction and export projects. The stock declined after management proved too aggressive in seeking a premium valuation during the IPO process, a dynamic exacerbated by better European gas storage and resulting decline in forward liquified natural gas (LNG) pricing expectations.

↓
Fluence Energy, in the energy sector, provides renewable energy storage products and services. The company’s share price declined following the U.S. presidential election due to concerns that the incoming administration, along with Republican control of both the House and Senate, could result in attempts to overturn the Inflation Reduction Act (IRA) and a potential loss of funding and tax credits for renewable energy projects.

↓
Fiserv, in the information technology sector, provides payment and financial services technology. The company’s share price fell after reporting several disappointing quarterly results, missing earnings expectations, cutting full-year guidance and announcing a leadership shake-up, which raised investor concerns about growth and execution.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	6.59	17.18	10.85
Class A (with sales charge)	0.73	15.80	10.19
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,887,957,111
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 23,963,893
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,887,957,111
Total Number of Portfolio Holdings	70
Total Management Fee Paid	$23,963,893
Portfolio Turnover Rate	53%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Value Fund
Class Name	Class C
Trading Symbol	LMVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$176	1.71%
[3]
Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of ClearBridge Value Fund returned 5.84%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Micron Technology, in the IT sector, designs, develops, manufactures, and sells memory and storage products worldwide. The stock rose due to continued accelerating artificial intelligence (AI)-driven memory demand, industry reports showing constrained DRAM and NAND supply and investor optimism.

↑
Talen Energy, in the utilities sector, is an independent power producer primarily serving the Pennsylvania-New Jersey-Maryland region. The company’s share price rose following the announcement of a power purchase agreement with Amazon, largely seen as supportive of Talen’s nuclear strategy, and announced plans to acquire two gas power plants that are expected to further bolster the company’s market position and free cash flow.

↑
Elanco Animal Health, in the health care sector, is an animal health company, which manufactures parasiticides and vaccines products for pets and farm animals worldwide. The company’s stock rose thanks to accelerating organic growth driven by strong innovation (notably blockbuster launches like Credelio Quattro and Zenrelia) and improved financial discipline including debt reduction and an upgraded full-year outlook.

Top detractors from performance:
↓
Venture Global, in the energy sector, engages in the development, construction, and production of natural gas liquefaction and export projects. The stock declined after management proved too aggressive in seeking a premium valuation during the IPO process, a dynamic exacerbated by better European gas storage and resulting decline in forward liquified natural gas (LNG) pricing expectations.

↓
Fluence Energy, in the energy sector, provides renewable energy storage products and services. The company’s share price declined following the U.S. presidential election due to concerns that the incoming administration, along with Republican control of both the House and Senate, could result in attempts to overturn the Inflation Reduction Act (IRA) and a potential loss of funding and tax credits for renewable energy projects.

↓
Fiserv, in the information technology sector, provides payment and financial services technology. The company’s share price fell after reporting several disappointing quarterly results, missing earnings expectations, cutting full-year guidance and announcing a leadership shake-up, which raised investor concerns about growth and execution.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	5.84	16.35	10.08
Class C (with sales charge)	4.93	16.35	10.08
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,887,957,111
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 23,963,893
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,887,957,111
Total Number of Portfolio Holdings	70
Total Management Fee Paid	$23,963,893
Portfolio Turnover Rate	53%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Value Fund
Class Name	Class FI
Trading Symbol	LMVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$118	1.14%
[5]
Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class FI shares of ClearBridge Value Fund returned 6.47%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Micron Technology, in the IT sector, designs, develops, manufactures, and sells memory and storage products worldwide. The stock rose due to continued accelerating artificial intelligence (AI)-driven memory demand, industry reports showing constrained DRAM and NAND supply and investor optimism.

↑
Talen Energy, in the utilities sector, is an independent power producer primarily serving the Pennsylvania-New Jersey-Maryland region. The company’s share price rose following the announcement of a power purchase agreement with Amazon, largely seen as supportive of Talen’s nuclear strategy, and announced plans to acquire two gas power plants that are expected to further bolster the company’s market position and free cash flow.

↑
Elanco Animal Health, in the health care sector, is an animal health company, which manufactures parasiticides and vaccines products for pets and farm animals worldwide. The company’s stock rose thanks to accelerating organic growth driven by strong innovation (notably blockbuster launches like Credelio Quattro and Zenrelia) and improved financial discipline including debt reduction and an upgraded full-year outlook.

Top detractors from performance:
↓
Venture Global, in the energy sector, engages in the development, construction, and production of natural gas liquefaction and export projects. The stock declined after management proved too aggressive in seeking a premium valuation during the IPO process, a dynamic exacerbated by better European gas storage and resulting decline in forward liquified natural gas (LNG) pricing expectations.

↓
Fluence Energy, in the energy sector, provides renewable energy storage products and services. The company’s share price declined following the U.S. presidential election due to concerns that the incoming administration, along with Republican control of both the House and Senate, could result in attempts to overturn the Inflation Reduction Act (IRA) and a potential loss of funding and tax credits for renewable energy projects.

↓
Fiserv, in the information technology sector, provides payment and financial services technology. The company’s share price fell after reporting several disappointing quarterly results, missing earnings expectations, cutting full-year guidance and announcing a leadership shake-up, which raised investor concerns about growth and execution.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class FI	6.47	17.04	10.73
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,887,957,111
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 23,963,893
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,887,957,111
Total Number of Portfolio Holdings	70
Total Management Fee Paid	$23,963,893
Portfolio Turnover Rate	53%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Value Fund
Class Name	Class R
Trading Symbol	LMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$138	1.34%
[7]
Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of ClearBridge Value Fund returned 6.24%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Micron Technology, in the IT sector, designs, develops, manufactures, and sells memory and storage products worldwide. The stock rose due to continued accelerating artificial intelligence (AI)-driven memory demand, industry reports showing constrained DRAM and NAND supply and investor optimism.

↑
Talen Energy, in the utilities sector, is an independent power producer primarily serving the Pennsylvania-New Jersey-Maryland region. The company’s share price rose following the announcement of a power purchase agreement with Amazon, largely seen as supportive of Talen’s nuclear strategy, and announced plans to acquire two gas power plants that are expected to further bolster the company’s market position and free cash flow.

↑
Elanco Animal Health, in the health care sector, is an animal health company, which manufactures parasiticides and vaccines products for pets and farm animals worldwide. The company’s stock rose thanks to accelerating organic growth driven by strong innovation (notably blockbuster launches like Credelio Quattro and Zenrelia) and improved financial discipline including debt reduction and an upgraded full-year outlook.

Top detractors from performance:
↓
Venture Global, in the energy sector, engages in the development, construction, and production of natural gas liquefaction and export projects. The stock declined after management proved too aggressive in seeking a premium valuation during the IPO process, a dynamic exacerbated by better European gas storage and resulting decline in forward liquified natural gas (LNG) pricing expectations.

↓
Fluence Energy, in the energy sector, provides renewable energy storage products and services. The company’s share price declined following the U.S. presidential election due to concerns that the incoming administration, along with Republican control of both the House and Senate, could result in attempts to overturn the Inflation Reduction Act (IRA) and a potential loss of funding and tax credits for renewable energy projects.

↓
Fiserv, in the information technology sector, provides payment and financial services technology. The company’s share price fell after reporting several disappointing quarterly results, missing earnings expectations, cutting full-year guidance and announcing a leadership shake-up, which raised investor concerns about growth and execution.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	6.24	16.78	10.46
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,887,957,111
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 23,963,893
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,887,957,111
Total Number of Portfolio Holdings	70
Total Management Fee Paid	$23,963,893
Portfolio Turnover Rate	53%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Value Fund
Class Name	Class I
Trading Symbol	LMNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$79	0.76%
[9]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of ClearBridge Value Fund returned 6.86%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Micron Technology, in the IT sector, designs, develops, manufactures, and sells memory and storage products worldwide. The stock rose due to continued accelerating artificial intelligence (AI)-driven memory demand, industry reports showing constrained DRAM and NAND supply and investor optimism.

↑
Talen Energy, in the utilities sector, is an independent power producer primarily serving the Pennsylvania-New Jersey-Maryland region. The company’s share price rose following the announcement of a power purchase agreement with Amazon, largely seen as supportive of Talen’s nuclear strategy, and announced plans to acquire two gas power plants that are expected to further bolster the company’s market position and free cash flow.

↑
Elanco Animal Health, in the health care sector, is an animal health company, which manufactures parasiticides and vaccines products for pets and farm animals worldwide. The company’s stock rose thanks to accelerating organic growth driven by strong innovation (notably blockbuster launches like Credelio Quattro and Zenrelia) and improved financial discipline including debt reduction and an upgraded full-year outlook.

Top detractors from performance:
↓
Venture Global, in the energy sector, engages in the development, construction, and production of natural gas liquefaction and export projects. The stock declined after management proved too aggressive in seeking a premium valuation during the IPO process, a dynamic exacerbated by better European gas storage and resulting decline in forward liquified natural gas (LNG) pricing expectations.

↓
Fluence Energy, in the energy sector, provides renewable energy storage products and services. The company’s share price declined following the U.S. presidential election due to concerns that the incoming administration, along with Republican control of both the House and Senate, could result in attempts to overturn the Inflation Reduction Act (IRA) and a potential loss of funding and tax credits for renewable energy projects.

↓
Fiserv, in the information technology sector, provides payment and financial services technology. The company’s share price fell after reporting several disappointing quarterly results, missing earnings expectations, cutting full-year guidance and announcing a leadership shake-up, which raised investor concerns about growth and execution.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	6.86	17.46	11.11
Russell 3000 Index	20.81	16.74	14.08
Russell 1000 Value Index	11.15	14.28	9.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,887,957,111
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 23,963,893
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,887,957,111
Total Number of Portfolio Holdings	70
Total Management Fee Paid	$23,963,893
Portfolio Turnover Rate	53%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Value Fund
Class Name	Class IS
Trading Symbol	CBVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$70	0.68%
[11]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of ClearBridge Value Fund returned 6.96%. The Fund compares its performance to the Russell 1000 Value Index, which returned 11.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Micron Technology, in the IT sector, designs, develops, manufactures, and sells memory and storage products worldwide. The stock rose due to continued accelerating artificial intelligence (AI)-driven memory demand, industry reports showing constrained DRAM and NAND supply and investor optimism.

↑
Talen Energy, in the utilities sector, is an independent power producer primarily serving the Pennsylvania-New Jersey-Maryland region. The company’s share price rose following the announcement of a power purchase agreement with Amazon, largely seen as supportive of Talen’s nuclear strategy, and announced plans to acquire two gas power plants that are expected to further bolster the company’s market position and free cash flow.

↑
Elanco Animal Health, in the health care sector, is an animal health company, which manufactures parasiticides and vaccines products for pets and farm animals worldwide. The company’s stock rose thanks to accelerating organic growth driven by strong innovation (notably blockbuster launches like Credelio Quattro and Zenrelia) and improved financial discipline including debt reduction and an upgraded full-year outlook.

Top detractors from performance:
↓
Venture Global, in the energy sector, engages in the development, construction, and production of natural gas liquefaction and export projects. The stock declined after management proved too aggressive in seeking a premium valuation during the IPO process, a dynamic exacerbated by better European gas storage and resulting decline in forward liquified natural gas (LNG) pricing expectations.

↓
Fluence Energy, in the energy sector, provides renewable energy storage products and services. The company’s share price declined following the U.S. presidential election due to concerns that the incoming administration, along with Republican control of both the House and Senate, could result in attempts to overturn the Inflation Reduction Act (IRA) and a potential loss of funding and tax credits for renewable energy projects.

↓
Fiserv, in the information technology sector, provides payment and financial services technology. The company’s share price fell after reporting several disappointing quarterly results, missing earnings expectations, cutting full-year guidance and announcing a leadership shake-up, which raised investor concerns about growth and execution.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	Since Inception (6/3/2022)
Class IS	6.96	11.62
Russell 3000 Index	20.81	17.13
Russell 1000 Value Index	11.15	10.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,887,957,111
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 23,963,893
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,887,957,111
Total Number of Portfolio Holdings	70
Total Management Fee Paid	$23,963,893
Portfolio Turnover Rate	53%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.